Employee Benefits - Summary of Disaggregation of Defined Benefit Obligation (Detail)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Pension plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Active members	57.00%	58.00%	60.00%
Inactive and retired members	43.00%	42.00%	40.00%
Total	100.00%	100.00%	100.00%
Pension plans [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Active members	26.00%	27.00%	29.00%
Inactive and retired members	74.00%	73.00%	71.00%
Total	100.00%	100.00%	100.00%
Pension plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Active members	45.00%	48.00%	33.00%
Inactive and retired members	55.00%	52.00%	67.00%
Total	100.00%	100.00%	100.00%
Other benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Active members	9.00%	29.00%	33.00%
Inactive and retired members	91.00%	71.00%	67.00%
Total	100.00%	100.00%	100.00%
Other benefit plans [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Active members	54.00%	55.00%	57.00%
Inactive and retired members	46.00%	45.00%	43.00%
Total	100.00%	100.00%	100.00%
Other benefit plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Active members	34.00%	35.00%	38.00%
Inactive and retired members	66.00%	65.00%	62.00%
Total	100.00%	100.00%	100.00%